Equity	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Equity

Note 8. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options and RSUs were allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	U.S. $ in thousands
Cost of sales	$642	$680	$2,084	$2,131
Research and development, net	905	1,103	2,843	3,819
Selling, general and administrative	3,351	3,001	9,206	9,936
Total stock-based compensation expenses	$4,898	$4,784	$14,133	$15,886

A summary of the Company’s stock option activity for the nine months ended September 30, 2017 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2017	2,615,461	$37.21
Granted	2,038,698	20.53
Exercised	(196,003)	13.43
Forfeited	(630,962)	38.40
Options outstanding as of September 30, 2017	3,827,194	$29.35
Options exercisable as of September 30, 2017	1,457,880	$39.17

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuous service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the nine-month period ended September 30, 2017 was $11.1 per option.

During the nine-month periods ended September 30, 2017 and 2016, the Company issued 196,003 shares and 102,511 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.6 million and $0.8 million for the nine-month periods ended September 30, 2017 and 2016, respectively.

As of September 30, 2017, the unrecognized compensation cost of $24.8 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 3.0 years.

A summary of the Company’s RSUs activity for the nine months ended September 30, 2017 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2017	267,756	$81.35
Granted	267,014	20.12
Forfeited	(111,299)	75.54
Vested	(80,233)	55.22
Unvested RSUs outstanding as of September 30, 2017	343,238	$41.71

The fair value of RSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of September 30, 2017, the unrecognized compensation cost of $8.6 million related to all unvested, equity-classified RSUs is expected to be recognized as expense over a weighted-average period of 2.9 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2017 and 2016, respectively:

	Nine months ended September 30, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income before reclassifications	994	5,103	6,097
Amounts reclassified from accumulated other comprehensive loss	(894)	-	(894)
Other comprehensive income	100	5,103	5,203
Balance as of September 30, 2017	$76	$(8,352)	$(8,276)

	Nine months ended September 30, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive income (loss) before reclassifications	813	(324)	489
Amounts reclassified from accumulated other comprehensive loss	(385)	-	(385)
Other comprehensive income	428	(324)	104
Balance as of September 30, 2016	$321	$(10,991)	$(10,670)